Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Financial Instruments Not Measured at Fair Value (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Equity investments designated at fair value through other comprehensive income	¥ 1,274	¥ 1,247
Financial asset at fair value through profit or loss	121	96
Derivative financial assets	70	223
Deposits relating to aircraft held under leases included in other non-current assets	156	177
Total	16,429	6,679
Derivative financial liabilities	23	29
Long-term borrowings	26,604	25,867
Lease liabilities	94,685
Obligations under finance leases		68,063
Total	188,614	157,765
Carrying amount [member] | Financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Derivative financial liabilities	23	29
Long-term borrowings	26,604	25,867
Lease liabilities	94,685
Obligations under finance leases		68,063
Total	121,312	93,959
Carrying amount [member] | Financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Equity investments designated at fair value through other comprehensive income	1,274	1,247
Financial asset at fair value through profit or loss	121	96
Derivative financial assets	70	223
Deposits relating to aircraft held under leases included in other non-current assets	156	177
Total	1,621	1,743
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Deposits relating to aircraft held under leases included in other non-current assets	148	154
Long-term borrowings	23,754	25,875
Obligations under finance leases	89,491	64,521
Total	113,393	90,396
Not measured at fair value but for which fair values are disclosed [member] | Financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Derivative financial liabilities	23	29
Long-term borrowings	23,754	25,875
Lease liabilities	89,491
Obligations under finance leases		64,521
Total	113,268	90,425
Not measured at fair value but for which fair values are disclosed [member] | Financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Equity investments designated at fair value through other comprehensive income	1,274	1,247
Financial asset at fair value through profit or loss	121	96
Derivative financial assets	70	223
Deposits relating to aircraft held under leases included in other non-current assets	148	154
Total	¥ 1,613	¥ 1,720